Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2024

	Shares	Value
Common Stocks - 91.94%

Aerospace & Defense - 1.52%
AerSale Corp. (a)	57,124	288,476
		288,476

Banks - 6.03%
Farmers & Merchants Bancorp	100	97,106
First Internet Bancorp	12,694	434,896
Hingham Institution for Savings	2,521	613,385
		1,145,387

Building Products - 1.61%
Masterbrand, Inc. (a)	16,499	305,891
		305,891

Capital Markets - 11.48%
180 Degree Capital Corp. (a)	43,812	147,857
Diamond Hill Investment Group, Inc. Class A	1,874	302,857
Donnelley Financial Solutions, Inc. (a)	1,128	74,256
Heritage Global, Inc. (a)	165,332	281,064
Newtek Business Services Corp.	46,072	574,057
Silvercrest Asset Management Group, Inc.	46,411	800,126
		2,180,217

Commercial Services & Supplies - 2.78%
Perma-Fix Environmental Services, Inc. (a)	43,057	528,309
		528,309

Communication Equipment - 2.54%
Aviat Networks, Inc. (a)	22,264	481,570
		481,570

Construction & Engineering - 2.38%
Concrete Pumping Holdings, Inc. (a)	62,745	363,294
Orion Group Holdings, Inc. (a)	15,504	89,458
		452,752

Consumer Discretionary - 0.96%
Sturm, Ruger & Co., Inc.	4,395	183,184
		183,184

Diversified Financial Services - 3.23%
TIPTREE, Inc. (a)	31,333	613,187
		613,187

Electronic Equipment, Instruments & Components - 4.47%
Allient, Inc.	19,476	369,849
Richardson Electronics Ltd.	38,736	478,002
		847,851

Equity Real Estate Investment Trusts - 1.87%
Postal Realty Trust, Inc.	24,214	354,493
		354,493

Health Care Providers & Services - 2.01%
Joint Corp. (a)	33,299	380,941
		380,941

IT Services - 5.28%
Hackett Group, Inc.	11,199	294,198
International Money Express, Inc. (a)	38,341	708,925
		1,003,123

Insurance - 7.52%
American Coastal Insurance Corp. (a)	39,252	442,370
Crawford & Co.	89,793	985,029
		1,427,399

Leisure Products - 3.3%
Johnson Outdoors, Inc.	4,620	167,244
Smith & Wesson Brands, Inc.	35,308	458,298
		625,542

Machinery - 2.5%
Hurco Companies, Inc.	22,512	474,328
		474,328

Marine - 3.76%
Genco Shipping & Trading Ltd.	25,645	500,078
Star Bulk Carriers Corp.	9,048	214,347
		714,425

Metals & Mining -0.58%
Endeavour Silver Corp. (a)	27,796	109,516
		109,516

Oil, Gas & Consumable Fuels - 11%
Adams Resources & Energy, Inc.	12,853	347,031
Alto Ingredients, Inc. (a)	126,671	203,940
Evolution Petroleum Corp.	14,123	74,993
Pason Systems, Inc.	26,994	264,001
Teekay Tankers Ltd. (a)	3,981	231,893
Unit Corp.	11,769	371,312
Vaalco Energy, Inc. (a)	103,832	595,996
		2,089,167

Personal Products - 1.59%
Nature's Sunshine Products, Inc. (a)	22,111	301,152
		301,152

Professional Services - 3.76%
Acacia Research Corp. (a)	19,091	88,964
BG Staffing, Inc.	56,598	476,555
Forrester Research. Inc.	8,209	147,844
		713,363

Semiconductors & Semiconductor Equipment - 1.11%
Amtech Systems, Inc. (a)	36,271	210,372
		210,372

Software - 1%
Rimini Street, Inc.	61,608	113,975
Intellicheck, Inc. (a)	34,939	75,818
		189,792

Specialty Retail - 0.61%
America's Car-Mart, Inc. (a)	2,752	115,364
		115,364

Technology Harware, Storage & Peripheral Total - 1.82%
CoreCard Corp. (a)	11,929	173,209
Immersion Corp.	19,344	172,548
		345,758

Textiles, Apparel, & Luxury Goods - 5.76%
Culp, Inc. (a)	51,652	338,321
Lakeland Industries, Inc. (a)	21,674	435,647
Movado Group, Inc. (a)	17,212	320,143
		1,094,111

Thrifts & Mortgage Finance - 0.38%
Federal Agricultural Mortgage Corp.	383	71,778
		71,778

Trading Companies & Distributors - 1.09%
Karat Packaging Co.	7,986	206,758
		206,758

TOTAL COMMON STOCKS (Cost $16,196,204)		17,454,205

Warrant - 0.00%
Zagg/Cvr.Us	71,453	-
Household Durables - 0.00%

TOTAL WARRANT (Cost $0)		-

Money Market Funds - 8.14%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (a)	1,544,527	1,544,527
		1,544,527

TOTAL MONEY MARKET FUNDS (Cost $1,544,527)		1,544,527

TOTAL INVESTMENTS (Cost $17,740,731) - 100.08%		18,998,732

Liabilities In Excess of Other Assets - (0.08)%		(14,648)

TOTAL NET ASSETS - 100.00%		18,984,084

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2024.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 18,998,732.41	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 18,998,732.41	- 0 -